Stock Incentive Plans - Additional Information (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 26, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award stock options granted during the period				8,288		12,363	12,720	9,838
Allocated share based compensation expense		$ 2,883	$ 2,271	$ 15,537	$ 5,461	$ 11,336	$ 7,124	$ 7,199
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense		$ 1,272	999	$ 12,579	3,526	$ 7,644	$ 3,565	$ 3,443
Common Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award stock options granted during the period				479		1,398	926	114
Share based compensation by share based arrangement options vested and outstanding						41,230	27,567	14,191
Share based compensation by share based award options excercised shares issued net of tax witholding obligation				473		971	688	16
Shares Paid For Tax Witholding For Share Based Compensation				6		427	238	98
Share based compensation by share based arrangement aggregate intrinsic value of options excercised during the period				$ 1,000		$ 823	$ 451	$ 24
Share based compensation by share based arrangement options vested during the period aggregate fair value				$ 8,700		$ 6,900	$ 6,700	$ 6,500
Common Class B [Member] | Two Thousand Seventeen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement number of shares authorized for issuance		201,445		201,445		201,445
Share based compensation by share based arrangement number of shares available for issuance		20,770		20,770		31,879
Share based compensation by share based award stock options granted during the period				8,288		12,363	12,720	9,838
Share based compensation by share based arrangement exercise price of non vested options outstanding	$ 1,000
Share based compensation by share based arrangement plan modification incremental compensation cost								$ 100
Share based compensation by share based arrangement plan unrecognized compensation modification of plan options								$ 600
Common Class B [Member] | Modification In The Share Based Compensation Plan [Member] | Two Thousand Seventeen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement number of non vested options subject to modifications	148,926
Share based compensation by share based arrangement exercise price of non vested options outstanding	$ 966
Share based compensation by share based award increase in the fair value per share of vested options	$ 10
Share based compensation by share based arrangement plan fair value per share of non vested options outstanding								$ 200
Common Class B [Member] | Time Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement unrecognised compensation for options unvested remaining period for recognition				3 years 2 months 12 days
Common Class B [Member] | Time Based Vesting Conditions [Member] | Two Thousand Seventeen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award stock options granted during the period				8,088		6,195	6,378	4,927
Common Class B [Member] | Performance And Market Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award weighted average grant date fair value of options granted during the period				$ 298		$ 298	$ 228	$ 200
Share based compensation by share based arrangement unrecognised compensation for options unvested		$ 17,100		$ 17,100		$ 17,200
Share based compensation by share based arrangement unrecognised compensation for options unvested remaining period for recognition				3 years 2 months 12 days		2 years 6 months
Common Class B [Member] | Performance And Market Based Vesting Conditions [Member] | Two Thousand Seventeen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award stock options granted during the period				200		6,168	6,342	4,911
Common Class B [Member] | Time Based Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award weighted average grant date fair value of options granted during the period				$ 1,250		$ 622	$ 525	$ 474
Share based compensation by share based arrangement unrecognised compensation for options unvested		$ 18,000		$ 18,000		$ 14,500
Share based compensation by share based arrangement unrecognised compensation for options unvested remaining period for recognition						2 years 6 months
Common Class B [Member] | Share-based Payment Arrangement, Option [Member] | Two Thousand Seventeen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award term of stock options				10 years		10 years
Common Class B [Member] | Share-based Payment Arrangement, Option [Member] | Time Based Vesting [Member] | Two Thousand Seventeen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award requisite service period				5 years		5 years
Common Class B [Member] | Phantom Share Units (PSUs) [Member] | Two Thousand Seventeen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based arrangement equity instruments other than options granted during the period				0		0	0	4,060
Share based compensation by share based arrangement equity instruments other than options non vested outstanding		3,900		3,900		3,930
Common Class B [Member] | Phantom Share Units (PSUs) [Member] | Two Thousand Seventeen Stock Plan [Member] | Other Noncurrent Liabilities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liabilities for share based compensation		$ 4,300		$ 4,300		$ 3,200	$ 900
Common Class B [Member] | Phantom Share Units (PSUs) [Member] | General and Administrative Expense [Member] | Two Thousand Seventeen Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation expense		$ 300	$ 100	$ 1,100	$ 100	$ 2,200	$ 600	$ 300